Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Account receivables	₩ 9,051,708	₩ 7,329,596
Due from customers for contract work	990,436	867,066
Advance received	1,583,732	1,264,615
Due to customers for contract work	813,207	629,399
Unearned revenue	₩ 133,765	₩ 42,040